Related-Party Transactions, Agreements (Details) (USD $)	6 Months Ended		6 Months Ended					3 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended		6 Months Ended	9 Months Ended		0 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012 High Plains pipeline transportation services agreement option	Jun. 30, 2012 Crude oil trucking transportation services agreement option	Jun. 30, 2012 Master terminalling services agreement option terminals	Jun. 30, 2012 SLC pipeline transportation services agreement pipelines option	Jun. 30, 2012 SLC storage and transportation services agreement option	Jun. 30, 2012 Martinez Terminal Use and Throughput Agreement option	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement option	Jun. 30, 2012 Long Beach Berth Access, Use and Throughput Agreement	Sep. 14, 2012 Transportation Services Agreement (LA short-haul pipelines) option	Jun. 30, 2012 Transportation Services Agreement (LA short-haul pipelines)	Nov. 15, 2012 Anacortes Track Use and Throughput Agreement option	Sep. 30, 2012 Anacortes Track Use and Throughput Agreement	Nov. 15, 2012 Amended Omnibus Agreement	Sep. 14, 2012 Amended Omnibus Agreement	Jun. 30, 2012 Amended Omnibus Agreement	Sep. 30, 2012 Amended Omnibus Agreement	Dec. 31, 2011 Amended Omnibus Agreement	Nov. 15, 2012 Amended Operational Services Agreement	Sep. 14, 2012 Amended Operational Services Agreement	Dec. 31, 2011 Amended Operational Services Agreement	Jun. 30, 2012 Amended Operational Services Agreement	Sep. 30, 2012 Amended Operational Services Agreement	Sep. 14, 2012 LA short-haul pipelines Long Beach Assets Acquisition pipelines
Related Party Transaction
Length of time to apply shortfall payments (months)	3 months							3 months	3 months		3 months		3 months
Deferred revenue related to shortfall billings	$ 300,000
Term of agreement (years)			10 years	5 years	10 years	10 years	10 years	10 years	10 years		10 years		10 years
Number of assets (assets)					8	5																			2
Effective date of agreement								Apr. 01, 2012		Sep. 14, 2012		Sep. 14, 2012		Nov. 15, 2012				Nov. 15, 2012						Nov. 15, 2012
Number of contract renewals (options)			2	1	2	2	2	2	2		2		2
Term of renewal (years)			5 years	5 years	5 years	5 years	5 years	5 years	5 years		5 years		5 years
Term of modification option (years)									20 years		20 years
Effective date of agreement amendment																	Sep. 14, 2012						Sep. 14, 2012
Omnibus agreement annual fee															2,500,000	2,500,000
Initial public offering date	Apr. 26, 2011
Aggregate annual deductible	500,000	250,000													600,000	500,000			250,000
Operational services fee																				$ 2,000,000	$ 1,700,000	$ 300,000